PREPAID LICENSING AND ROYALTY FEES (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Changes to Prepaid Licensing and Royalty Fees

The following table summarizes changes to our Company’s prepaid licensing and royalty fees:

(in US$ thousands)	2022	2021	2020
Balance at beginning of year	$35	$130	$44
Addition	369	98	340
Amortization and usage	(227)	(193)	(254)
Impairment charges	—	—	—
Balance at end of year	$177	$35	$130